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                                   Supplement
                             Dated February 13, 2009
                                     To the
               Class A, B, C Shares Prospectus Dated March 1, 2008
                  Class I Shares Prospectus Dated March 1, 2008
          Class R3, R4, R5 and Y Shares Prospectus Dated March 1, 2008
                  Class Y Shares Prospectus Dated March 1, 2008
        For The Hartford Mutual Funds (collectively, the "Prospectuses")

The Prospectuses are revised as follows:

THE HARTFORD GLOBAL COMMUNICATIONS FUND, THE HARTFORD GLOBAL EQUITY FUND, THE HARTFORD GLOBAL FINANCIAL SERVICES FUND AND THE HARTFORD GLOBAL TECHNOLOGY FUND

Under the headings "The Hartford Global Communications Fund," "The Hartford Global Equity Fund," "The Hartford Global Financial Services Fund" and "The Hartford Global Technology Fund" in the Prospectuses, the following paragraphs are inserted before the first full paragraph:

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a "Reorganization") of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an "Acquired Fund") with and into The Hartford Global Equity Fund (the "Acquiring Fund").

In connection with the mergers, effective as of the close of business on or about April 30, 2009, all shares of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the "Meeting") to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization ("Reorganization Agreement") with respect to each Acquired Fund. If approved, each Reorganization is expected to occur on or about August 28, 2009.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

A proxy statement containing detailed information concerning each Reorganization is expected to be mailed to the Acquired Funds' shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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                                   SUPPLEMENT
                             DATED FEBRUARY 13, 2009
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2008
                     CLASS Y PROSPECTUS DATED MARCH 1, 2008
                       FOR THE HARTFORD MUTUAL FUNDS, INC.

            DISCLOSURE RELATING TO THE HARTFORD LARGECAP GROWTH FUND

On February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. (the "Company") approved a Plan of Liquidation for The Hartford LargeCap Growth Fund (the "Fund") pursuant to which the Fund will be liquidated (the "Liquidation") on or about April 24, 2009 (the "Liquidation Date"). The Board concluded that it is in the best interest of shareholders to liquidate the Fund after careful consideration of the Fund's small asset size, current expenses and historical performance, among other considerations.

SUSPENSION OF SALES. Effective as of the close of business on February 13, 2009, the Fund will no longer sell shares to new investors or to existing shareholders (including purchases through automatic investment plans, if any), other than purchases made through reinvestment of dividends. The Fund's management and 12b-1 expenses will be waived after February 13, 2009.

Effective as of the close of business on February 13, 2009, the expense cap for each class of shares will be reduced. As of that date, the expense cap for each class of shares will be as follows:

Class A   0.35%
Class B   0.35%
Class C   0.35%
Class Y   0.20%

LIQUIDATION OF ASSETS. Beginning on or about February 17, 2009, the Fund will be converting all portfolio securities of the Fund to cash or cash equivalents. During this time, the Fund is not expected to pursue its investment objectives or policies.

In connection with the Liquidation, any shares of the Fund outstanding on the Liquidation Date will automatically be redeemed by the Fund on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. The distribution to shareholders of the Liquidation proceeds will occur on the Liquidation Date, and will be made to all shareholders of record as of the close of business on the business day preceding the Liquidation Date.

OTHER ALTERNATIVES. At any time prior to the Liquidation Date, shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Prospectus. Shareholders may exchange their Fund shares for shares

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of the same class of any other Hartford Mutual Fund. Class A shareholders may exchange their Class A shares of the Fund for Class A shares of another Hartford Mutual Fund prior to the Liquidation Date, at net asset value without incurring an additional front-end sales charge. For Class B and Class C shares, the contingent deferred sales charge payable on redemption of shares will be waived if shareholders redeem their shares.

U.S. FEDERAL INCOME TAX MATTERS. The Liquidation of the Fund will be a realization event for shareholders holding shares through taxable accounts, meaning that a shareholder who receives an amount in liquidation of the Fund in excess of his tax basis will realize a capital gain, and a shareholder who receives an amount in liquidation of the Fund less than his tax basis will realize a capital loss.

QUALIFIED ACCOUNTS. Unless a shareholder provides instructions otherwise, Fund shares held on the Liquidation Date in Hartford Mutual Funds Record Kept Qualified Accounts ("Qualified Accounts") will be exchanged for shares of The Hartford Money Market Fund (the "Hartford Money Market Fund") to avoid penalties that may be imposed on holders of Qualified Accounts under the Internal Revenue Code if Fund shares were redeemed in cash. Shareholders may obtain a copy of the Prospectus of the Hartford Money Market Fund by calling (888)-843-7824.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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                                   SUPPLEMENT
                             DATED FEBRUARY 13, 2009
                           TO THE CURRENTLY EFFECTIVE
                CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUSES
                            EACH DATED MARCH 1, 2008
               FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUSES")

The Prospectuses referenced above are revised as follows:

The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund, and The Hartford Target Retirement 2030 Fund (each a "Fund" and collectively the "Funds")

PROPOSED RECLASSIFICATIONS

At a meeting held on February 4, 2009, the Board of Directors of the Funds approved a transaction under which Class B shares and Class C shares of each Fund would become Class A shares of each Fund. Following the transaction, each shareholder owning Class B shares will own Class A shares equal to the aggregate value their Class B shares and each shareholder owning Class C shares will own Class A shares equal to the aggregate value their Class C shares (the "Reclassifications").

Effective February 13, 2009, Class B shares and Class C shares of each Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

Shareholders of Class B and Class C shares are required to approve the Reclassifications. The Board of Directors of the Funds have called for a Special Joint Meeting of Shareholders of the Funds (the "Joint Meeting") to be held on or about July 16, 2009, for the purpose of seeking the approval of the Reclassifications by the Class B and Class C shareholders of the Funds.

If the Reclassifications are approved, sales charges will not be charged shareholders of Class B and Class C shares; contingent deferred sales charges for Class B and Class C shares will be waived; and distribution and service (12b-1) fees on shares classified as Class B and Class C shares before the Reclassification will be reduced from 1.00% to 0.25% after the Reclassifications.

A proxy statement containing detailed information concerning the Reclassifications is expected to be mailed to shareholders of each Fund in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

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                                   SUPPLEMENT
                             DATED FEBRUARY 13, 2009
                           TO THE CURRENTLY EFFECTIVE
                 CLASS A, CLASS B, and CLASS C SHARES PROSPECTUS
                            CLASS I SHARES PROSPECTUS
                            CLASS L SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The Prospectuses referenced above are revised as follows:

THE HARTFORD TAX-FREE CALIFORNIA FUND AND THE HARTFORD TAX-FREE NATIONAL FUND:

Under the headings "The Hartford Tax-Free California Fund" and "The Hartford Tax-Free National Fund" in the Prospectuses, the following paragraphs are inserted before the first full paragraphs:

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Tax-Free California Fund (the "Acquired Fund") and the Board of Directors of The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free National Fund (the "Acquiring Fund"), the reorganization of the Acquired Fund with and into the Acquiring Fund (the "Reorganization").

Effective as of the close of business on February 13, 2009, shares of the Acquired Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors of The Hartford Mutual Funds has called for a Special Meeting of Shareholders of the Acquired Fund (the "Meeting") to be held on or about July 16, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the "Reorganization Agreement") by the shareholders of the Acquired Fund.

If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

A proxy statement containing detailed information concerning the Reorganization is expected to be mailed to the Acquired Fund's shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O.Box 64387, St. Paul, MN 55164-0387

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.